Note 16 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Earnings Per Share [Text Block]
16.	EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of ordinary shares outstanding during the period. Diluted earnings (loss) per share is calculated by dividing net (loss) income by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period, using the treasury stock method for options.

A reconciliation of the numerator and denominator of basic and diluted earnings (loss) per share calculations was as follows:

	Years Ended December 31
	2019	2018	2017

Net (loss) income (in thousands)	$(5,039)	$2,088	$(6,145)

Weighted average shares outstanding (in thousands) – basic	1,316,032	1,300,795	1,288,977

Effect of dilutive securities:
Options and RSUs (in thousands)	–	30,027	–

Weighted average shares outstanding (in thousands) – diluted	1,316,032	1,330,822	1,288,977

(Loss) earnings per share
Basic	$–	$–	$–
Diluted	$–	$–	$–

Certain outstanding options and RSUs were excluded from the computation of diluted EPS since their effect would have been anti-dilutive. The anti-dilutive stock options excluded and their associated exercise prices per share were
167,717,500
shares at
$0.0266
to
$0.1636
as of
December 31, 2019,
160,388,575
shares at
$0.0270
to
$0.1636
as of
December 31, 2018,
and
185,500,550
shares at
$0.0274
to
$0.1636
as of
December 31, 2017.
The anti-dilutive RSUs excluded were
89,445,350
shares,
6,214,513
shares, and
72,117,700
shares as of
December 31, 2019,
2018,
and
2017,
respectively.